DUE FROM FACTOR (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Outstanding receivables:
Without recourse	$ 1,065,335	$ 1,680,042	$ 579,295
With recourse	76,956	65,411	361,584
Matured funds and deposits	108,147	81,055
Advances	415,201	632,826
Credits due customers	(244,984)	(354,282)	(77,208)
Due from factor	$ 590,253	$ 839,400	$ 985,288